UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2009

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                            September 30, 2009


   Mutual Funds                                        Quantity         Value

        Schneider Small Cap Value Fund	                20,643	       279,301
        Pacific Advisors Small Cap	                10,752	       272,126
        Schroder US Opportunities 	                14,303	       268,888
        Keeley Small Cap Value CL I	                14,000	       268,800
        T Rowe Price Small Cap Value 	                 8,779	       248,986
        Paradigm Value	                                 5,919	       243,637
        Parnassus Small Cap 	                        12,876	       230,360
        Allianz NFJ Small Cap Value Institutional 	 9,663	       225,816
        Royce 100	                                24,282	       185,758
        TFS Capital Investments Small Cap	        16,452	       166,327
        Royce Value Plus Fund	                        15,000	       163,500
        Royce Micro Cap Investment	                11,738	       153,181
        American Century Small Cap Value I	        15,898	       110,652
        Bron Capital Management Small Co. I	         3,241	       109,724


                                                                   -----------

	Total Mutual Funds 		                             2,927,056
                                                                   -----------

   Exchange Traded Funds

      Ishares Russell 2000 Index	                 3,000	       180,720
      Ishares Russell 2000 Value Index                   2,000         112,860

                                                                   -----------
   Total Exchange Traded Funds                                         293,580


   Short-Term Securities

	TD Ameritrade Money Market		                        54,201
                                                                   -----------

   Total Investments in Securities			             3,274,837


   Other assets 			                                22,353
                                                                   -----------

   Net Assets			                                  $  3,297,190

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                 September 30, 2009


   Mutual Funds 		                       Quantity	        Value

 	Fairholme Funds	                                 11,861	      332,473
        Amana Trust Growth 	                         15,589	      307,109
        Amana Trust Income	                         11,213	      302,867
        Primecap Odyssey Growth 	                 23,355	      297,305
        Janus Contrarian Fund	                         23,010	      289,006
        Mainstay ICAP Select Equity CL I	          9,852	      287,472
        Wasatch First Source Income Equity 	         23,118	      276,719
        BB&T Equity Income I	                         23,476	      268,562
        Artisan Mid Cap Value Fund	                 15,527	      261,636
        Schneider Value Fund	                         20,095	      261,437
        Columbia Value and Restructuring CL Z	          6,546	      260,533
        American Funds Fundamental INV F	          8,397	      260,050
        BlackRock Equity Dividend Institutional	         17,148	      256,870
        Marisco 21st Century Fund	                 21,942	      253,645
        Dodge & Cox Stock	                          2,738	      252,544
        Hartford Capital Appreciation Fund CL I	          8,447	      241,994
        Jordon Opportunity	                         21,708	      233,357
        Fidelity Leveraged 	                          9,736	      213,308
        Parnassus 	                                  6,260	      207,578
        Fidelity Select Consumer Staples Portfolio	  2,099	      124,412

                                                                   -----------

	Total Mutual Funds 		                             5,188,877
                                                                   -----------

   Short-Term Securities

	TD Ameritrade Money Market		                        90,420
                                                                   -----------

   Total Investments in Securities			             5,279,297


   Other assets 			                                12,402
                                                                   -----------

   Net Assets			                                   $ 5,291,699

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                               September 30, 2009

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        TFS Market Neutral	                        14,001	       214,911
        Permanent Portfolio 	                         5,495	       207,125
        T. Rowe Price Latin America 	                 4,310	       184,591
        Metzler/Payden European Emerging Markets 	 7,167	       171,445
        Lazard Emerging Markets I	                 8,733	       152,485
        IVY Assets Strategy Y 	                         7,020	       152,266
        Allianz NFJ International Value I       	 8,324	       150,427
        Janus Overseas	                                 3,626	       148,647
        Blackrock International Opportunities I   	 4,498	       141,058
        Harbor International Institutional	         2,661	       140,063
        Blackrock Global Allocation I           	 6,954	       122,601
        T. Rowe Price Health Sciences	                 4,765	       117,452
        Oakmark Equity & Income	                         4,666	       115,352
        Wintergreen 	                                10,038	       111,417
        USAA Precious Metals and Minerals	         3,545	       110,866
        Blackrock Health Sciences	                 4,142	       106,461
        Thomas White International 	                 7,088	       105,759
        ARTIO International Equity Fund II I	         8,532	       103,067
        Mutual Global Discovery Z	                 3,563	        94,693
        MFS Utilities A	                                 6,527	        93,604
        CGM Realty 	                                 4,055	        80,936
        T. Rowe Price Media & Telecommunications	 2,024	        77,308
        EII Realty Securities International property I   4,345	        67,520
        CGM Focus	                                 2,413	        67,440
        Vanguard Energy 	                         1,096	        63,246
        Direxion Commodity Trends Strategy	         1,819	        53,929

                                                                   -----------

	Total Mutual Funds 		                             3,154,669
                                                                   -----------
   Exchange Traded Funds

      BLDRS Emerging Markets 50 Adr Index	         3,100	       127,596
                                                                   -----------
      Total Exchange Traded Funds                                      127,596

   Short-Term Securities

	TD Ameritrade Money Market		                       270,580
                                                                   -----------

   Total Investments in Securities			             3,552,845


   Other assets 			                                66,473
                                                                   -----------

   Net Assets			                                   $ 3,619,318
                                                                   ===========

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In September 2006, the Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of September 30, 2009:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 3,297,190	      $ 5,291,699	 $ 3,619,318
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 3,297,190	      $ 5,291,699	 $ 3,619,318

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe
                                Vice President


Date: November 24, 2009